Cover	Jun. 11, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2026
Entity File Number	001-04604
Entity Registrant Name	HEICO CORPORATION
Entity Central Index Key	0000046619
Entity Tax Identification Number	65-0341002
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	3000 Taft Street
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33021
City Area Code	954
Local Phone Number	987-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $.01 par value per share
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	HEI
Security Exchange Name	NYSE
Class A Common Stock, $.01 par value per share
Title of 12(b) Security	Class A Common Stock, $.01 par value per share
Trading Symbol	HEI.A
Security Exchange Name	NYSE